Property, plant and equipment (Schedule of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 96,442
Write-down of equipment		$ 3,806
Balance	190,389	96,442
Non-producing properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	31,300
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	168,065	211,721
Acquisition of Pershing Gold	49,272
Asset additions	46,147	15,165
Property purchase option acquired		2,633
Change in decommissioning provision	2,603	(354)
Reclassification	9,263	(61,100)
Balance	275,350	168,065
Cost [Member] | Mining interests [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	113,428	104,362
Acquisition of Pershing Gold
Asset additions	7,600	9,420
Property purchase option acquired
Change in decommissioning provision	93	(354)
Reclassification
Balance	121,121	113,428
Cost [Member] | Non-producing properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		58,467
Acquisition of Pershing Gold	34,335
Asset additions	11,236
Property purchase option acquired		2,633
Change in decommissioning provision	2,510
Reclassification	9,263	(61,100)
Balance	57,344
Cost [Member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	54,542	48,808
Acquisition of Pershing Gold	14,927
Asset additions	19,936	5,734
Property purchase option acquired
Change in decommissioning provision
Reclassification	(343)
Balance	89,062	54,542
Cost [Member] | Right-of-use lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance
Acquisition of Pershing Gold
Asset additions	7,358
Property purchase option acquired
Change in decommissioning provision
Reclassification	343
Balance	7,701
Cost [Member] | Corporate Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	95	84
Acquisition of Pershing Gold	10
Asset additions	17	11
Property purchase option acquired
Change in decommissioning provision
Reclassification
Balance	122	95
Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	71,623	111,420
Depreciation/depletion for the year	13,338	10,572
Write-down of equipment		133
Reclassification		(50,502)
Balance	84,961	71,623
Accumulated depreciation and depletion [Member] | Mining interests [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	41,610	34,848
Depreciation/depletion for the year	8,605	6,762
Write-down of equipment
Reclassification
Balance	50,215	41,610
Accumulated depreciation and depletion [Member] | Non-producing properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		50,502
Depreciation/depletion for the year
Write-down of equipment
Reclassification		(50,502)
Balance
Accumulated depreciation and depletion [Member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	29,964	26,031
Depreciation/depletion for the year	4,415	3,800
Write-down of equipment		133
Reclassification
Balance	34,379	29,964
Accumulated depreciation and depletion [Member] | Right-of-use lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance
Depreciation/depletion for the year	305
Write-down of equipment
Reclassification
Balance	305
Accumulated depreciation and depletion [Member] | Corporate Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	49	39
Depreciation/depletion for the year	13	10
Write-down of equipment
Reclassification
Balance	62	49
Carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	96,442
Balance	190,389	96,442
Carrying value [Member] | Mining interests [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	71,818
Balance	70,906	71,818
Carrying value [Member] | Non-producing properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance
Balance	57,344
Carrying value [Member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	24,578
Balance	54,683	24,578
Carrying value [Member] | Right-of-use lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance
Balance	7,396
Carrying value [Member] | Corporate Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	46
Balance	$ 60	$ 46